Global Multi-Sector Bond Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-22243
Registrant Name: T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (Formerly the Strategic Income Fund, Inc.)

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

Global Multi-Sector Bond Fund

________________________________________________________________________________
Terraform Power 6.125% notes due June 15, 2025
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    Cusip 88104LAB9          07/25/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holders consent      N/A        N/A        Against        N/A
            to the proposed
            waiver and amendment.

________________________________________________________________________________
Terraform Power 5.875% notes due February 1, 2023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    Cusip 88104LAA1          07/25/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A        Against        N/A
            to the proposed
            waiver and amendments.

________________________________________________________________________________
Terraform Power 5.875% notes due February 1, 2023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    Cusip 88104LAA1          08/23/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A        For        N/A
            to the proposed
            waiver and amendments.

________________________________________________________________________________
Terraform Power Operatin 144A D01282015 9.375% 02012023
Ticker     Security ID:             Meeting Date          Meeting Status
N/A    Cusip 88104LAA1          11/17/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the      N/A        N/A        Against    N/A
            proposed waiver.